ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Jun. 30, 2026
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE

Accounts receivable, net were summarized as follows:

	As of June 30,
	2026	2025
Accounts receivable	$2,892,790	$2,032,306
Less: provision for credit losses	(58,416)	(43,521)
Accounts receivable, net	$2,834,374	$1,988,785

SCHEDULE OF PROVISION FOR CREDIT LOSSES

The changes in the provision for credit losses were as follows:

	For the Years Ended June 30,
	2026	2025	2024
Balance at beginning of the year	$43,521	$93,218	$97,526
Additions (reversal)	12,095	445,389	(4,118)
Reduction due to sale of accounts receivable	-	(496,075)	-
Foreign exchange effect	2,800	989	(190)
Balance at the end of the year	$58,416	$43,521	$93,218